Changes in the Group structure - Main acquisitions and divestments (Details) - item						1 Months Ended
	Dec. 31, 2018	Sep. 26, 2018	Mar. 18, 2018	Mar. 15, 2018	Mar. 01, 2018	Jan. 31, 2018	Jul. 06, 2018
Main acquisitions and divestments
Number of gas-fired combined cycle power plants acquired		2
Direct Energie
Main acquisitions and divestments
Percentage of share capital acquired							73.04%
Cumulative percentage of interest held	100.00%
Martin Linge field
Main acquisitions and divestments
Percentage of interest in joint operation sold				51.00%
Garantiana Discovery
Main acquisitions and divestments
Percentage of interest in joint operation sold				40.00%
TotalErg joint venture
Main acquisitions and divestments
Percentage of interest in joint venture sold by the co-venturer						51.00%
Percentage of interest in joint venture sold						49.00%
Lapa field | Transfer of rights in the Lapa and Iara Concessions in Brazil
Main acquisitions and divestments
Percentage of rights acquired						35.00%
Iara area | Transfer of rights in the Lapa and Iara Concessions in Brazil
Main acquisitions and divestments
Percentage of rights acquired						22.50%
Waha Concessions | Marathon Oil Libya Limited
Main acquisitions and divestments
Percentage of acquired entity's interest in joint operation					16.33%
Umm Shaif & Nasr and Lower Zakum concessions
Main acquisitions and divestments
Number of offshore concessions in which participating interests awarded			2
Umm Shaif & Nasr concession
Main acquisitions and divestments
Percentage of interest acquired			20.00%
Lower Zakum concession
Main acquisitions and divestments
Percentage of interest acquired			5.00%